SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES [Abstract]
Schedule of Accounts Receivable
Accounts	December 31,
receivable	2016	2017
Customer A	$1,368,956	$1,286,454
Customer B	$1,576,400	$984,918
Customer C	$1,294,342	$682,264

Schedule of Property, Plant and Equipment, Depreciation, Estimated Lives
Property, plant and equipment are recorded at cost less accumulated depreciation. Depreciation is recognized on a straight-line basis over the following estimated useful lives:

Buildings and plants	30 years
Machinery and equipment	15 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	6 years

Schedule of Share-Based Compensation Expenses
	Year ended December 31,
	2015	2016	2017
Selling, general and administrative expenses	$3,323,948	$2,501,957	$3,679,145
Cost of sales	364,003	200,132	521,128
Total	$3,687,951	$2,702,089	$4,200,273